Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

9. INTANGIBLE ASSETS

As of December 31, 2019 and 2018, intangible assets consist of:

	Software and software
	development costs	Trademarks	Total
Gross carrying amounts Balance as of January 1, 2018	$4,315,870	943,645	5,259,515
Foreign currency translation	(232,327)	(50,797)	(283,124)
Balance as of December 31, 2018	4,083,543	892,848	4,976,391
Foreign currency translation	(53,061)	(11,603)	(64,664)
Balance as of December 31, 2019	4,030,482	881,245	4,911,727
Accumulated amortization Balance as of January 1, 2018	3,539,466	911,342	4,450,808
Amortization expense	716,744	17,406	734,150
Foreign currency translation	(218,746)	(49,742)	(268,488)
Balance as of December 31, 2018	4,037,464	879,006	4,916,470
Amortization expense	45,889	12,275	58,164
Foreign currency translation	(52,871)	(11,532)	(64,403)
Balance as of December 31, 2019	4,030,482	879,749	4,910,231
Intangible assets, net	$-	$1,496	$1,496

Amortization expense for the year ended December 31, 2019, 2018 and 2017 was approximately $0.06 million, $0.7 million and $0.8 million, respectively.

Estimated amortization for 2020 is $1,496, and intangible assets will be fully amortized in 2020.